PRINCIPAL ACCOUNTING POLICIES - Installment credit and Nonrecourse securitization debt (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES
Collateralized receivable related to financial services	¥ 1,200	¥ 733
Non-collateralized receivable related to financial services	¥ 1,600	¥ 818